Document And Entity Information	May 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity Registrant Name	MARPAI, INC.
Entity Central Index Key	0001844392
Entity Emerging Growth Company	true
Securities Act File Number	001-40904
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1916231
Entity Address, Address Line One	5701 East Hillsborough Avenue, Suite 1417
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33610
City Area Code	646
Local Phone Number	303-3483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MRAI
Security Exchange Name	NASDAQ